Other (Loss) Income	12 Months Ended
Dec. 31, 2016
Other Income and Expenses [Abstract]
Other (Loss) Income

Other (Loss) Income

	Year Ended December 31, 2016 $	Year Ended December 31, 2015 $	Year Ended December 31, 2014 $
Write-off of contingent consideration (note 15d)	36,630	—	—
Accrual of contingent liability (note 15d)	(61,862)	—	—
Write-down of cost-accounted investment (1)	(19,000)	—	—
TIL stock purchase warrants received (note 14)	—	—	6,839
Miscellaneous income (loss)	5,219	1,566	(292)
Loss on bond repurchases	—	—	(7,699)
Other (loss) income	(39,013)	1,566	(1,152)
(1) The company holds investments at cost. During the year ended December 31, 2016 the Company recorded a write-down of these investments of $19.0 million.